Note 10 - Income Tax Provision	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of income tax [text block]
10.	Income tax provision:

Income tax provision for the three and six months ended April 30, 2023 was $3.5 million ( April 30, 2022 - $1.8 million) and $7.2 million ( April 30, 2022 - $3.9 million) respectively. The income tax provision reflects a $530,000 deferred tax asset, not previously recognized, associated with DRTC’s non-capital loss carryforwards which is anticipated to be applied to future taxable earnings. The Bank’s combined statutory federal and provincial income tax rate is approximately 27% (2022 - 27%). The effective rate is affected by certain items not being taxable or deductible for income tax purposes.